Long-term Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Schedule of Debt

Long-term debt consisted of the following:

(dollars in thousands)	March 31, 2016	December 31, 2015
Term loan	$386,107	$387,097
Less current maturities	(3,960)	(3,960)

Total long-term debt	$382,147	$383,137

Long-term debt consisted of the following at December 31:

(dollars in thousands)	2015	2014
Term loan	$387,097	$391,057
Less current maturities	(3,960)	(3,960)

Total long-term debt	$383,137	$387,097